Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 19,110,067		$ 19,267,395		$ 17,336,734
Total of Non-aeronautical services	7,671,766		6,165,429		5,197,238
Cost of improvements to concession assets	6,832,541		7,791,320		4,846,404
Total revenues	33,614,374		33,224,144		27,380,376
Income from operations	15,050,644		15,138,713		13,814,195
Interest income	1,289,271		1,402,964		835,989
Interest expense	(4,104,423)	$ (15.0)	(3,439,276)	$ (8.8)	(2,455,918)	$ (8.8)
Gain/loss on financial investment held for coverage					6,765
Depreciation and amortization for the year	(3,061,039)		(2,545,702)		(2,313,321)
Share of gain/loss of associate			1		1
Income before income taxes	12,115,741		12,761,690		12,275,686
Income taxes expense	(3,240,302)		(3,072,090)		(3,090,212)
Total assets	81,653,073		67,444,859		60,505,341
Total liabilities	57,031,334		46,500,212		40,677,296
Investments in associates					118
Net cash flows provided by operations activities	16,674,340		13,934,854		12,519,706
Net cash flow used in investing activities	(8,784,984)		(11,092,156)		(8,482,383)
Net cash flow used in financing activities	(5,020,054)		(4,789,761)		(4,925,702)
Additions to non-current as assets	56,048,591		45,921,118		37,890,697
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	19,110,067		19,267,395		17,336,734
Total of Non-aeronautical services	5,247,993		4,913,873		4,370,832
Cost of improvements to concession assets	6,832,541		7,791,320		4,846,404
Total revenues	31,190,601		31,972,588		26,553,970
Income from operations	13,752,106		14,685,583		13,536,720
Interest income	840,744		965,340		584,383
Interest expense	(293,899)		(3,045,932)		(2,157,565)
Depreciation and amortization for the year	(2,696,951)		(2,426,100)		(2,222,650)
Income before income taxes	14,199,245		11,846,310		11,630,708
Income taxes expense	(3,466,437)		(2,976,177)		(2,749,790)
Total assets	63,831,550		57,389,875		52,779,764
Total liabilities	11,292,285		7,714,185		34,809,270
Net cash flows provided by operations activities	15,951,051		14,670,883		12,922,577
Net cash flow used in investing activities	(8,446,619)		(10,316,421)		(8,568,615)
Net cash flow used in financing activities	(8,414,555)		(6,623,420)		(5,058,494)
Additions to non-current as assets	50,994,442		43,770,469		36,696,446
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	5,372,285		5,266,036		4,562,120
Total of Non-aeronautical services	1,317,331		1,041,913		877,101
Cost of improvements to concession assets	2,978,055		4,271,867		2,474,815
Total revenues	9,667,671		10,579,816		7,914,036
Income from operations	4,558,825		4,619,800		3,897,415
Interest income	108,675		196,807		133,432
Interest expense	(85,129)		(1,227,357)		(767,773)
Depreciation and amortization for the year	(603,129)		(459,556)		(439,418)
Income before income taxes	4,584,792		3,500,714		3,250,931
Income taxes expense	(1,216,363)		(1,012,193)		(880,041)
Total assets	23,183,154		19,923,075		16,826,327
Total liabilities	3,527,338		1,185,166		11,965,643
Net cash flows provided by operations activities	4,838,698		3,829,956		3,525,596
Net cash flow used in investing activities	(3,893,093)		(5,623,472)		(3,677,863)
Net cash flow used in financing activities	(1,019,994)		(132,785)		(247,552)
Additions to non-current as assets	19,490,073		16,440,266		11,473,157
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,787,018		2,915,378		2,690,693
Total of Non-aeronautical services	521,856		622,543		532,955
Cost of improvements to concession assets	394,796		450,925		751,422
Total revenues	3,703,670		3,988,846		3,975,070
Income from operations	1,856,737		2,294,571		2,227,358
Interest income	71,911		132,182		118,479
Interest expense	(33,342)		(557,143)		(532,742)
Depreciation and amortization for the year	(472,715)		(421,742)		(341,674)
Income before income taxes	1,912,396		1,847,204		1,802,135
Income taxes expense	(268,059)		(272,352)		(239,072)
Total assets	9,253,785		9,411,058		9,563,874
Total liabilities	537,554		504,424		6,636,931
Net cash flows provided by operations activities	2,456,836		2,471,376		2,519,921
Net cash flow used in investing activities	(564,476)		(828,233)		(1,416,545)
Net cash flow used in financing activities	(1,856,472)		(2,081,188)		(1,325,895)
Additions to non-current as assets	6,402,930		6,444,268		6,111,133
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,414,056		2,492,164		2,278,063
Total of Non-aeronautical services	587,407		561,976		524,261
Cost of improvements to concession assets	1,529,823		1,715,824		523,993
Total revenues	4,531,286		4,769,964		3,326,317
Income from operations	1,985,498		2,137,339		1,992,568
Interest income	117,311		146,952		79,159
Interest expense	(45,795)		(468,036)		(215,845)
Depreciation and amortization for the year	(220,975)		(230,168)		(196,793)
Income before income taxes	2,115,131		1,682,813		1,822,081
Income taxes expense	(560,626)		(465,744)		(465,912)
Total assets	8,562,633		8,067,761		7,153,346
Total liabilities	874,292		714,059		4,310,601
Net cash flows provided by operations activities	2,104,689		1,916,070		1,414,508
Net cash flow used in investing activities	(1,399,244)		(1,939,152)		(1,579,955)
Net cash flow used in financing activities	(1,315,231)		(784,133)		228,761
Additions to non-current as assets	6,924,576		5,728,023		4,035,010
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,763,264		2,932,155		2,711,345
Total of Non-aeronautical services	1,261,519		1,169,048		1,093,300
Cost of improvements to concession assets	580,258		376,172		624,893
Total revenues	4,605,041		4,477,375		4,429,538
Income from operations	2,577,743		2,851,985		2,739,855
Interest income	212,713		149,515		68,588
Interest expense	(64,123)		(417,251)		(356,813)
Depreciation and amortization for the year	(364,526)		(326,769)		(302,051)
Income before income taxes	2,875,373		2,408,417		2,404,830
Income taxes expense	(782,044)		(674,719)		(666,377)
Total assets	7,786,187		7,375,756		6,783,782
Total liabilities	1,021,721		754,806		4,975,334
Net cash flows provided by operations activities	2,691,413		2,415,125		1,968,907
Net cash flow used in investing activities	(663,155)		(607,268)		(780,692)
Net cash flow used in financing activities	(2,028,031)		(1,543,711)		(1,691,110)
Additions to non-current as assets	4,823,390		4,432,137		4,151,889
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,870,679		1,804,975		1,689,682
Total of Non-aeronautical services	826,710		800,061		693,603
Cost of improvements to concession assets	228,550		206,137		109,715
Total revenues	2,926,939		2,811,173		2,493,000
Income from operations	1,016,663		895,296		1,122,272
Interest income	127,281		118,052		31,943
Interest expense	(1,600)		21,900		25,841
Depreciation and amortization for the year	(480,960)		(467,968)		(491,075)
Income before income taxes	737,050		814,105		965,731
Income taxes expense	(182,267)		(190,094)		(250,796)
Total assets	3,251,557		1,829,445		2,302,148
Total liabilities	2,921,359		2,579,087		2,296,332
Net cash flows provided by operations activities	1,282,586		2,034,734		1,397,299
Net cash flow used in investing activities	(378,960)		(330,259)		(204,113)
Net cash flow used in financing activities	(916,868)		(1,109,162)		(942,311)
Additions to non-current as assets	5,992,175		4,451,408		5,372,863
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	515,477		525,222		457,013
Total of Non-aeronautical services	116,002		98,269		79,181
Cost of improvements to concession assets	92,854		37,558		74,231
Total revenues	724,333		661,049		610,425
Income from operations	310,727		337,981		275,292
Interest income	46,097		28,305		23,532
Interest expense	(2,784)		(90,792)		(83,366)
Depreciation and amortization for the year	(100,863)		(99,270)		(86,112)
Income before income taxes	376,118		242,928		208,469
Income taxes expense	(82,866)		(47,872)		(22,788)
Total assets	2,157,056		1,983,026		1,959,100
Total liabilities	316,090		285,351		1,138,198
Net cash flows provided by operations activities	432,691		346,523		336,156
Net cash flow used in investing activities	(125,270)		(96,579)		(128,091)
Net cash flow used in financing activities	(164,462)		(221,136)		(174,446)
Additions to non-current as assets	1,086,793		1,068,774		1,079,844
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	917,088		923,323		760,779
Total of Non-aeronautical services	190,854		182,829		154,845
Cost of improvements to concession assets	311,567		185,069		33,868
Total revenues	1,419,509		1,291,221		949,492
Income from operations	717,978		761,752		605,139
Interest income	43,703		44,140		25,661
Interest expense	(7,854)		(118,086)		(84,479)
Depreciation and amortization for the year	(88,856)		(87,899)		(80,874)
Income before income taxes	777,153		652,492		535,377
Income taxes expense	(204,109)		(180,660)		(128,532)
Total assets	2,293,425		2,193,605		1,845,541
Total liabilities	390,550		403,847		1,161,069
Net cash flows provided by operations activities	684,270		698,647		503,619
Net cash flow used in investing activities	(268,817)		(253,738)		(138,418)
Net cash flow used in financing activities	(533,069)		(275,360)		(512,371)
Additions to non-current as assets	1,413,917		1,227,213		1,051,393
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,470,200		2,408,142		2,187,039
Total of Non-aeronautical services	426,314		437,237		415,586
Cost of improvements to concession assets	716,638		547,769		253,467
Total revenues	3,612,152		3,393,145		2,856,092
Income from operations	727,935		786,858		676,820
Interest income	113,053		149,386		103,587
Interest expense	(53,272)		(189,167)		(142,388)
Depreciation and amortization for the year	(364,927)		(332,729)		(284,653)
Income before income taxes	821,232		697,638		641,154
Income taxes expense	(170,103)		(132,545)		(96,269)
Total assets	7,343,753		6,606,148		6,345,646
Total liabilities	1,703,381		1,287,445		2,325,171
Net cash flows provided by operations activities	1,459,868		958,450		1,256,571
Net cash flow used in investing activities	(1,153,604)		(636,395)		(642,938)
Net cash flow used in financing activities	(580,428)		(475,945)		(393,570)
Additions to non-current as assets	4,860,588		3,978,379		3,421,157
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total of Non-aeronautical services	2,423,773		1,251,556		826,406
Total revenues	2,423,773		1,251,556		826,406
Total intersegment revenues			8,369,155		8,894,827
Income from operations	11,702,985		8,822,285		9,172,302
Interest income	765,165		3,545,745		2,500,313
Interest expense	(4,127,161)		(3,501,465)		(2,547,060)
Gain/loss on financial investment held for coverage					6,765
Depreciation and amortization for the year	(364,088)		(119,602)		(90,671)
Share of gain/loss of associate			1		1
Income before income taxes	8,320,943		9,284,535		9,539,805
Income taxes expense	226,135		(95,912)		(340,425)
Total assets	78,944,248		66,607,919		51,005,573
Total liabilities	50,414,360		39,892,672		28,813,099
Investments in associates	0		0		118
Net cash flows provided by operations activities	1,283,663		250,927		140,039
Net cash flow used in investing activities	4,114,608		5,772,710		9,595,410
Net cash flow used in financing activities	7,847,474		8,724,660		(9,376,386)
Additions to non-current as assets	5,054,149		2,150,649		1,194,251
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues			(8,369,155)		(8,894,827)
Income from operations	(10,404,447)		(8,369,155)		(8,894,827)
Interest income	(316,638)		(3,108,120)		(2,248,707)
Interest expense	316,637		3,108,120		2,248,707
Income before income taxes	(10,404,447)		(8,369,155)		(8,894,827)
Total assets	(61,122,725)		(56,552,935)		(43,279,996)
Total liabilities	(4,675,311)		(1,106,645)		(22,945,082)
Net cash flows provided by operations activities	(560,374)		(986,955)		$ (542,910)
Net cash flow used in investing activities	(4,452,973)		(6,548,446)
Net cash flow used in financing activities	$ (4,452,973)		$ (6,891,002)